Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note I: Income Taxes

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31 (add 000)	2015	2014	2013
Federal income taxes:
Current	$20,627	$35,313	$30,856
Deferred	85,295	46,616	8,399
Total federal income taxes	105,922	81,929	39,255
State income taxes:
Current	18,153	10,307	3,201
Deferred	930	3,376	478
Total state income taxes	19,083	13,683	3,679
Foreign income taxes:
Current	99	1,262	972
Deferred	(241)	(2,027)	139
Total foreign income taxes	(142)	(765)	1,111
Total taxes on income	$124,863	$94,847	$44,045

The increase in federal deferred tax expense in 2015 and 2014 is attributable to the utilization of net operating loss carryforwards acquired in the acquisition of TXI to the extent allowed.  For the years ended December 31, 2015 and 2014, the benefit related to the utilization of federal NOL carryforwards, reflected in current tax expense, was $156,554,000 and $16,940,000, respectively.

For the year ended December 31, 2015, the realized tax benefit for stock-based compensation transactions was $871,000 less than the amounts estimated during the vesting periods, resulting in a decrease in the pool of excess tax credits.  For the years ended December 31, 2014 and 2013, excess tax benefits attributable to stock-based compensation transactions that were recorded to shareholders’ equity amounted to $2,508,000 and $2,368,000, respectively.

For the years ended December 31, 2015, 2014 and 2013, foreign pretax loss was $1,175,000, $10,557,000 and $10,277,000, respectively.  In 2014, current foreign tax expense primarily related to unrecognized tax benefits for tax positions taken in prior years and the deferred foreign tax benefit primarily related to the true-up of deferred tax liabilities.  In 2013, current foreign tax expense was primarily attributable to the settlement of the Canadian Advance Pricing Agreement (“APA”). The tax effect of currency translations included in foreign taxes was immaterial.

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2015	2014	2013
Statutory tax rate	35.0%	35.0%	35.0%
(Reduction) increase resulting from:
Effect of statutory depletion	(7.8)	(9.6)	(12.0)
State income taxes	3.0	3.6	1.5
Domestic production deduction	(0.1)	(0.9)	(2.1)
Transfer pricing	—	(0.2)	0.9
Goodwill write off	0.4	3.9	—
Foreign tax rate differential	—	1.3	2.1
Disallowed compensation	0.2	3.7	0.3
Purchase accounting transaction costs	—	2.4	—
Other items	(0.5)	(1.1)	1.1
Effective income tax rate	30.2%	38.1%	26.8%

For income tax purposes, the statutory depletion deduction is calculated as a percentage of sales, subject to certain limitations. Due to these limitations, the impact of changes in the sales volumes and earnings may not proportionately affect the Corporation’s statutory depletion deduction and the corresponding impact on the effective income tax rate on continuing operations.

The Corporation is entitled to receive a 9% tax deduction related to income from domestic (i.e., United States) production activities. The deduction reduced income tax expense and increased consolidated net earnings by $222,000, or less than $0.01 per diluted share, in 2015, $3,239,000, or $0.05 per diluted share, in 2014, and $3,979,000, or $0.09 per diluted share, in 2013.

In 2015 and 2014, the Corporation wrote off goodwill not deductible for income tax purposes as part of the sale of certain operations.  In addition, the Corporation incurred certain compensation and transaction expenses in 2014 in connection with the TXI acquisition that are not deductible for income tax purposes, which increased the effective income tax rate.

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2015	2014
Deferred tax assets related to:
Employee benefits	$56,302	$74,288
Inventories	75,907	64,484
Valuation and other reserves	42,857	48,278
Net operating loss carryforwards	11,448	171,781
Accumulated other comprehensive loss	67,757	70,367
Alternative Minimum Tax credit carryforward	48,197	28,809
Gross deferred tax assets	302,468	458,007
Valuation allowance on deferred tax assets	(8,967)	(6,133)
Total net deferred tax assets	293,501	451,874
Deferred tax liabilities related to:
Property, plant and equipment	(593,767)	(638,730)
Goodwill and other intangibles	(266,436)	(288,471)
Other items, net	(16,757)	(14,618)
Total deferred tax liabilities	(876,960)	(941,819)
Net deferred tax liability	$(583,459)	$(489,945)

  The increase in the net deferred tax liability is primarily a result of the utilization of deferred tax assets related to net operating loss (“NOL”) carryforwards, offset by the recognition of deferred tax liabilities resulting from the sale of the California cement operations.

Deferred tax assets for employee benefits result from the temporary differences between the deductions for pension and postretirement obligations and stock-based compensation transactions. For financial reporting purposes, such amounts are expensed based on authoritative accounting guidance. For income tax purposes, amounts related to pension and postretirement obligations are deductible as funded. Amounts related to stock-based compensation transactions are deductible for income tax purposes upon vesting or exercise of the underlying award. Deferred tax assets are carried on stock options with exercise prices in excess of the Corporation’s stock price at December 31, 2015. If these options expire without being exercised, the deferred tax assets are written off by reducing the pool of excess tax benefits to the extent available and expensing any excess.

The Corporation had domestic federal and state net operating loss carryforwards of $273,251,000 (federal $33,863,000; state $239,388,000) and $710,163,000 (federal $465,467,000; state $244,696,000) at December 31, 2015 and 2014, respectively. These carryforwards have various expiration dates through 2035. At December 31, 2015 and 2014, deferred tax assets associated with these carryforwards were $11,448,000 and $171,781,000, respectively, net of unrecognized tax benefits, for which valuation allowances of $8,690,000 and $5,084,000, respectively, were recorded. The Corporation recorded a $3,714,000 valuation reserve in 2015 for certain state net operating loss carryforwards, which was driven by the sale of the California cement operations.  The Corporation also had domestic tax credit carryforwards of $3,179,000 and $3,682,000 at December 31, 2015 and 2014, respectively, for which valuation allowances were recorded in the amount of $277,000 and $1,049,000 at December 31, 2015 and 2014, respectively. Federal tax credit carryforwards recorded at December 31, 2015 will begin to expire in 2025. State tax credit carryforwards recorded at December 31, 2015 expire in 2018. At December 31, 2015, the Corporation also had Alternative Minimum Tax (“AMT”) credit carryforwards of $48,197,000, which do not expire.

Deferred tax liabilities for property, plant and equipment result from accelerated depreciation methods being used for income tax purposes as compared with the straight-line method for financial reporting purposes.

Deferred tax liabilities related to goodwill and other intangibles reflect the cessation of goodwill amortization for financial reporting purposes, while amortization continues for income tax purposes.   No deferred tax liabilities were recorded on goodwill acquired in the TXI acquisition.

The Corporation provides deferred taxes, as required, on the undistributed net earnings of all non-U.S. subsidiaries for which the indefinite reversal criterion has not been met. The Corporation expects to reinvest permanently the earnings from its wholly-owned Canadian subsidiary and accordingly, has not provided deferred taxes on the subsidiary’s undistributed net earnings. The Canadian subsidiary’s undistributed net earnings are estimated to be $32,284,000 for the year ended December 31, 2015. The unrecognized deferred tax liability for temporary differences related to the investment in the wholly-owned Canadian subsidiary is estimated to be $1,815,000 for the year ended December 31, 2015.

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2015	2014	2013
Unrecognized tax benefits at beginning of year	$21,107	$11,826	$15,380
Gross increases – tax positions in prior years	3,079	2,075	9,845
Gross decreases – tax positions in prior years	(3,512)	(203)	(5,121)
Gross increases – tax positions in current year	4,978	3,369	2,540
Gross decreases – tax positions in current year	(594)	(51)	(529)
Settlements with taxing authorities	—	—	(8,599)
Lapse of statute of limitations	(6,331)	(1,872)	(1,690)
Unrecognized tax benefits assumed with acquisition	—	5,963	—
Unrecognized tax benefits at end of year	$18,727	$21,107	$11,826

For the year ended December 31, 2014, the unrecognized tax benefits assumed with acquisition included positions acquired in the acquisition of TXI.  For the year ended December 31, 2013, settlements with taxing authorities related to the Canadian APA settlement.

At December 31, 2015, 2014 and 2013, unrecognized tax benefits of $7,975,000, $9,362,000 and $6,301,000, respectively, related to interest accruals and permanent income tax differences net of federal tax benefits, would have favorably affected the Corporation’s effective income tax rate if recognized.

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. Management believes its accrual for unrecognized tax benefits is sufficient to cover uncertain tax positions reviewed during audits by taxing authorities. The Corporation anticipates that it is reasonably possible that its unrecognized tax benefits may decrease up to $1,455,000, excluding indirect benefits, during the twelve months ending December 31, 2016 due to the expiration of the statute of limitations for the 2011 and 2012 tax years.

For the years ended December 31, 2015, 2014 and 2013, $2,364,000 or $0.04 per diluted share,  $687,000 or $0.01 per diluted share, and  $1,368,000 or $0.03 per diluted share, respectively, were reversed into income upon the statute of limitations expiration for the 2009, 2010 and 2011 tax years.

The Corporation’s open tax years subject to federal, state or foreign examinations are 2011 through 2015.